Selling and Marketing Expenses (Schedule of Composition of Selling and Marketing Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of selling and marketing expenses [Abstract]
Salaries and related expenses	₪ 278	₪ 277	₪ 241
Commissions	83	85	88
Advertising and public relations	46	38	36
Depreciation and amortization	155	86	33
Other	48	81	81
Selling and marketing expenses	₪ 610	₪ 567	₪ 479